Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Mar. 02, 2016
C000164187
Account Value [Line Items]
Line Graph and Table Measure Name	PineBridge Dynamic Asset Allocation Fund, Institutional Shares
Account Value	$ 1,434,729	$ 1,248,054	$ 1,196,173	$ 1,548,480	$ 1,249,371	$ 1,207,541	$ 1,142,825	$ 1,185,455	$ 1,051,000	$ 1,000,000
C000164186
Account Value [Line Items]
Line Graph and Table Measure Name	PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares
Account Value	$ 142,343	123,925	119,011	154,215	124,513	120,487	114,120	118,645	105,300	100,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 2,549,660	1,920,058	1,737,579	2,170,815	1,581,335	1,507,645	1,339,040	1,346,008	1,092,513	1,000,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 254,966	192,006	173,758	217,082	158,133	150,764	133,904	134,601	109,251	100,000
Bloomberg Global Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Treasury Index (USD)
Account Value	$ 957,356	887,179	883,119	1,135,512	1,173,393	1,112,479	1,015,064	1,032,859	1,039,138	1,000,000
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Account Value	$ 1,756,159	1,435,540	1,347,967	1,699,606	1,420,281	1,343,555	1,202,096	1,212,545	1,071,540	1,000,000
U.S. Consumer Price Index Less Food & Energy +5.00%
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Consumer Price Index Less Food & Energy +5.00%
Account Value	$ 1,996,760	1,840,584	1,685,286	1,510,503	1,376,048	1,289,832	1,200,735	1,119,706	1,047,878	1,000,000
Bloomberg Global Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Treasury Index (USD)
Account Value	$ 95,736	88,718	88,312	113,551	117,339	111,248	101,506	103,286	103,914	100,000
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Account Value	$ 175,616	143,554	134,797	169,961	142,028	134,356	120,210	121,255	107,154	100,000
U.S. Consumer Price Index Less Food & Energy +5.00%
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Consumer Price Index Less Food & Energy +5.00%
Account Value	$ 199,676	$ 184,058	$ 168,529	$ 151,050	$ 137,605	$ 128,983	$ 120,073	$ 111,971	$ 104,788	$ 100,000